UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5281

                        OPPENHEIMER CHAMPION INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

           Date of reporting period: OCTOBER 1, 2004 - MARCH 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Dow Jones CDX High Yield Index                                              1.9%
--------------------------------------------------------------------------------
Qwest Services Corp.                                                        1.5
--------------------------------------------------------------------------------
Nextel Communications, Inc.                                                 1.4
--------------------------------------------------------------------------------
Charter Communications Holdings LLC                                         1.3
--------------------------------------------------------------------------------
Dex Media Finance Co.                                                       1.2

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005 and are based on total investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

  A                     1.0%
  BBB                   2.3
  BB                   26.3
  B                    53.5
  CCC                   7.1
  CC                    0.5
  C                     0.1
  Not Rated             7.8
  Other Securities      1.4

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are subject to change, and based on total investments. Securities rated by any rating organization are included in the equivalent S&P's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently less than 8% of total investments) but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                      9 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      10 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                      11 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING        ENDING         EXPENSES
                              ACCOUNT          ACCOUNT        PAID DURING
                              VALUE            VALUE          6 MONTHS ENDED
                              (10/1/04)        (3/31/05)      MARCH 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,025.20       $5.42
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,019.60        5.40
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,021.40        9.21
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,015.86        9.19
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,021.40        9.16
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,015.91        9.14
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,022.10        7.49
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,017.55        7.47

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2005 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.07%
------------------------
Class B        1.82
------------------------
Class C        1.81
------------------------
Class N        1.48

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                      12 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  March 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.7%
-----------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 1             $ 3,000,000   $  3,098,729
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                   2,000,000        360,000
-----------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 1                                                           437,665        116,802
-----------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 1                    7,500,000      7,800,000
                                                                                               ------------
Total Asset-Backed Securities (Cost $12,453,589)                                                 11,375,531

-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
-----------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.751%, 4/29/39 1,3                                         750,000        758,086
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates,
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                            1,200,000        820,230
                                                                                               ------------
Total Mortgage-Backed Obligations (Cost $1,927,472)                                               1,578,316

-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--86.6%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--24.8%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.4%
Accuride Corp., 8.50% Sr. Sub. Nts., 2/1/15 4                                      1,035,000      1,019,475
-----------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc., 8.75% Sr. Unsec. Unsub. Nts., 3/1/12                           3,500,000      3,657,500
-----------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10      2,800,000      2,996,000
-----------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                           1,250,000      1,034,375
-----------------------------------------------------------------------------------------------------------
Cooper Standard Automotive Group:
7% Sr. Nts., 12/15/12 4                                                              510,000        476,850
8.375% Sr. Sub. Nts., 12/15/14 4                                                   2,075,000      1,696,313
-----------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                                  2,000,000      2,099,946
-----------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                 3,700,000      3,431,750
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                             300,000        330,555
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                            500,000        397,500
-----------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 5,6                                     3,000,000      1,935,000
-----------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 7.857% Nts., 8/15/11                             4,300,000      4,171,000
-----------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13            900,000        909,000
-----------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                               1,400,000      1,516,392
-----------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 4                                                            1,200,000      1,098,000
11% Sr. Sub. Nts., 6/15/12                                                         1,450,000      1,181,750
-----------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                          1,900,000      2,113,750
-----------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 4                                                   2,900,000      2,834,750
10.25% Sr. Sec. Nts., Series B, 7/15/13                                            2,400,000      2,688,000


                      13 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS Continued
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                           $ 1,350,000   $  1,353,375
-----------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                         1,800,000      1,539,000
                                                                                               ------------
                                                                                                 38,480,281

-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
General Motors Acceptance Corp., 5.125% Nts., 5/9/08                               5,000,000      4,632,555
-----------------------------------------------------------------------------------------------------------
Navistar International Corp., 6.25% Sr. Nts., 3/1/12 4                             1,245,000      1,188,975
                                                                                               ------------
                                                                                                  5,821,530

-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.5%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                   1,675,000      1,649,875
-----------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                      1,900,000      2,061,500
-----------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                    2,900,000      3,153,750
-----------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 1,5,6             7,500             --
-----------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 4                                           770,000        796,950
-----------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                 1,931,000      2,027,550
-----------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                   1,000,000      1,040,000
-----------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 12/1/12                                                                 200,000        228,671
7.625% Nts., 5/15/08                                                               1,400,000      1,513,574
-----------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                   2,000,000      2,015,000
-----------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                    1,750,000      1,741,250
9% Sr. Sub. Nts., 3/15/12                                                          2,400,000      2,622,000
-----------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                   3,250,000      3,501,875
-----------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                              1,800,000      1,831,500
-----------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                      1,000,000      1,112,500
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                      4,000,000      4,370,000
-----------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                           2,200,000      2,087,250
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                1,900,000      2,061,500
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                 1,000,000      1,080,000
-----------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Nts., 2/15/13 4                                                         1,250,000      1,231,250
6.375% Sr. Sub. Nts., 7/15/09                                                      1,200,000      1,197,000
6.875% Sr. Sub. Nts., 2/15/15 4                                                    1,750,000      1,741,250
8% Sr. Sub. Nts., 4/1/12                                                           2,100,000      2,236,500
-----------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Nts., 7/15/14 4                                             2,250,000      2,337,188
-----------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                      4,500,000      4,927,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                               3,350,000      3,571,938


                      14 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Penn National Gaming, Inc.:
6.75% Sr. Sub. Nts., 3/1/15 4                                                    $ 1,245,000   $  1,232,550
6.875% Sr. Sub. Nts., 12/1/11                                                      1,000,000      1,007,500
8.875% Sr. Sub. Nts., 3/15/10                                                      2,200,000      2,343,000
-----------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                  3,800,000      3,819,000
-----------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,5,6                                   3,900,000             --
-----------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                        2,000,000      2,282,500
-----------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                     3,000,000      2,835,000
9.625% Sr. Nts., 6/1/14                                                            1,496,000      1,387,540
9.75% Sr. Nts., 4/15/13                                                            1,700,000      1,593,750
-----------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                 5,150,000      5,652,125
-----------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                 7,450,000      7,431,375
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                                2,525,000      2,660,719
-----------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                3,500,000      3,771,250
-----------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                  2,700,000      3,091,500
-----------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                   2,700,000      2,659,500
-----------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14 4           10,400,000      9,932,000
                                                                                               ------------
                                                                                                103,836,680

-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.2%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                   2,800,000      2,982,000
-----------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                         2,100,000      2,226,000
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                 400,000        435,048
9.75% Sr. Sub. Nts., 9/15/10                                                         600,000        699,338
-----------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                2,500,000      2,637,500
8.875% Sr. Sub. Nts., 4/1/12                                                       1,600,000      1,720,000
-----------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                     1,550,000      1,691,472
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                1,950,000      2,074,948
-----------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Nts., 3/15/15 4                                    3,615,000      3,416,175
-----------------------------------------------------------------------------------------------------------
Norcraft Cos. LP, 9% Sr. Sub. Nts., 11/1/11                                        1,200,000      1,248,000
-----------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                     900,000        942,750
-----------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                            1,300,000      1,361,750
9.25% Sr. Sub. Nts., 4/15/12                                                       2,000,000      2,270,000
-----------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                           1,500,000      1,616,250
-----------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                       1,900,000      2,042,500
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                              1,800,000      1,959,750


                      15 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                $ 2,500,000   $  2,762,500
-----------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                            2,900,000      2,900,000
                                                                                               ------------
                                                                                                 34,985,981

-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Nts., 2/1/13 4                                  1,130,000      1,146,950
-----------------------------------------------------------------------------------------------------------
MEDIA--11.1%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 5,6                                                 1,740,000      1,444,200
8.125% Sr. Nts., Series B, 7/15/03 5,6                                             5,000,000      4,200,000
10.25% Sr. Unsec. Nts., 11/1/06 5,6                                                1,000,000        875,000
10.875% Sr. Unsec. Nts., 10/1/10 5,6                                               2,700,000      2,403,000
-----------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                1,500,000      1,485,000
-----------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                    2,100,000      2,016,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                 4,059,000      4,180,770
-----------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                               3,450,000      3,570,750
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                        450,000        465,750
-----------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                           1,500,000      1,605,000
-----------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                2,100,000      2,071,125
-----------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                        700,000        724,500
-----------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 7                                    9,300,000      6,463,500
8.375% Sr. Nts., Second Lien, 4/30/14 4                                           13,900,000     14,039,000
-----------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                1,400,000      1,526,000
-----------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 7                          4,800,000      3,432,000
-----------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                             1,800,000      1,939,500
-----------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
6.75% Sr. Nts., 4/15/12 4                                                          1,500,000      1,496,250
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                    4,750,000      4,963,750
-----------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                     3,500,000      3,867,500
-----------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                          2,000,000      1,930,000
8.50% Sr. Nts., 8/15/10                                                            2,200,000      2,359,500
9.875% Sr. Sub. Nts., 8/15/13                                                      3,613,000      4,046,560
-----------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                         10,100,000     10,504,000
-----------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr. Unsec.
Nts., 3/15/13                                                                      8,350,000      9,080,615
-----------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 4                                                        11,950,000     11,606,438
9.125% Sr. Nts., 1/15/09                                                           4,991,000      5,352,848


                      16 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
MEDIA Continued
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                        $ 2,400,000   $  2,364,000
-----------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14     1,500,000      1,567,500
-----------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                    3,000,000      3,142,500
-----------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                           3,246,000      3,035,010
-----------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                               1,750,000      1,898,750
-----------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                    350,000        366,625
-----------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                              1,000,000      1,045,000
-----------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                 1,800,000      1,746,000
-----------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                        1,350,000      1,478,250
-----------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                2,846,000      2,853,115
-----------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                       4,600,000      4,393,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                               1,800,000      1,773,000
-----------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                               400,000        512,604
-----------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                        2,727,000      2,890,620
-----------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                               2,900,000      2,972,500
8.875% Sr. Unsec. Nts., 5/15/11                                                      146,000        152,935
-----------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13 4                                   1,500,000      1,492,500
-----------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 4                                                        1,900,000      2,080,500
10.875% Sr. Sub. Nts., 12/15/12 4                                                  3,100,000      3,588,250
-----------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                     1,950,000      2,096,250
-----------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 4                            3,300,000      3,564,000
-----------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.75% Sr. Sec. Nts., 3/15/15                                   1,500,000      1,485,000
-----------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                   7,050,000      7,226,250
8.75% Sr. Sub. Nts., 12/15/11                                                      1,250,000      1,318,750
-----------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09            4,750,000      4,987,500
-----------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                        1,850,000      1,942,500
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                           800,000        776,000
-----------------------------------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 4,7                                              5,780,000      4,017,100
7.385% Sr. Nts., 12/15/11 3,4                                                      1,040,000      1,071,200
-----------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                                     3,000,000      2,778,750
                                                                                               ------------
                                                                                                178,264,515


                      17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                  $ 1,000,000   $  1,060,000
9.875% Nts., 10/1/11                                                               1,000,000      1,085,000
                                                                                               ------------
                                                                                                  2,145,000

-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                           2,500,000      2,562,500
-----------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 4                      950,000        916,750
-----------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                       2,500,000      2,762,500
-----------------------------------------------------------------------------------------------------------
Boise Cascade LLC/Boise Cascade Finance Corp., 7.125% Sr. Sub. Nts., 10/15/14 4    3,200,000      3,256,000
-----------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8% Sr. Nts, 12/1/08                           1,350,000      1,387,125
-----------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08 1             500,000        511,875
-----------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                          1,150,000      1,092,500
-----------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                         750,000        851,250
-----------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                         3,000,000      3,375,000
-----------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                  1,100,000      1,100,000
                                                                                               ------------
                                                                                                 17,815,500

-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 4                                            6,000,000      6,630,000
-----------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                            2,150,000      2,219,875
7.73% Sr. Nts., 4/1/12 3,4                                                         2,270,000      2,241,625
12.25% Sr. Nts., 12/15/12                                                          1,400,000      1,533,000
-----------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                   1,250,000      1,331,250
-----------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                              2,000,000      2,135,000
                                                                                               ------------
                                                                                                 16,090,750

-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                          2,000,000      2,150,000
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11              846,000        835,425
-----------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                                     1,200,000      1,230,000
8.50% Sr. Sub. Nts., 8/1/14                                                        2,800,000      2,733,500
-----------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                       2,600,000      2,652,000
9.50% Sr. Sec. Nts., 2/15/11                                                       1,600,000      1,704,000
                                                                                               ------------
                                                                                                  9,154,925


                      18 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                      $ 3,500,000   $  3,780,000
-----------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12             1,650,000      1,806,750
-----------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Unsec. Nts., 11/1/14                  900,000        900,000
-----------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 4                                                     1,070,000      1,048,600
8.625% Sr. Sub. Nts., 12/15/12                                                     3,600,000      3,915,000
-----------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                        4,625,000      4,925,625
-----------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                            3,000,000      3,165,000
8.875% Sr. Unsec. Nts., 3/15/11                                                    1,311,627      1,416,557
-----------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                        1,500,000      1,627,500
-----------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13                         2,600,000      2,236,000
-----------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                            2,400,000      2,556,000
-----------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                             2,500,000      2,756,250
-----------------------------------------------------------------------------------------------------------
United Biscuits Finance plc:
10.625% Sr. Sub. Nts., 4/15/11 1 [EUR]                                             1,000,000      1,338,423
10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                                              1,000,000      1,911,012
                                                                                               ------------
                                                                                                 33,382,717

-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Church & Dwight Co., Inc., 6% Sr. Sub. Nts., 12/15/12 4                            1,800,000      1,764,000
-----------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                           2,500,000      2,706,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                  200,000        209,000
                                                                                               ------------
                                                                                                  4,679,250

-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                         1,200,000      1,242,000
-----------------------------------------------------------------------------------------------------------
Energy--7.0%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.2%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                       1,200,000      1,278,000
-----------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec. Nts., 12/15/09                                  1,200,000      1,302,000
-----------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Nts., 12/15/10                                  2,400,000      2,520,000
-----------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08               1,500,000      1,571,250
-----------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125% Sr. Unsec. Nts., Series B, 12/1/14        1,500,000      1,485,000
-----------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                  4,875,000      5,015,156
-----------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                               1,500,000      1,601,250
-----------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc., LLC, 8.875% Sr. Unsec. Nts., 5/15/11 1             2,000,000      2,145,000
-----------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                   2,800,000      2,877,000
                                                                                               ------------
                                                                                                 19,794,656


                      19 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
OIL & GAS--5.8%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                       $ 1,400,000   $  1,520,975
-----------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 4                                                         1,700,000      1,687,250
6.875% Sr. Unsec. Nts., 1/15/16                                                    1,120,000      1,136,800
9% Sr. Nts., 8/15/12                                                               2,200,000      2,439,250
-----------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Nts., 4/1/15 4                                         975,000        945,750
-----------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                     2,946,000      2,946,000
-----------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                         1,800,000      1,786,500
-----------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                      6,550,000      6,664,625
-----------------------------------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                                      1,750,000      1,785,000
-----------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                           2,800,000      2,982,000
-----------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                1,500,000      1,500,000
-----------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                4,500,000      4,578,750
8.375% Sr. Sub. Nts., 8/15/12                                                      2,800,000      3,038,000
-----------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                      2,300,000      2,415,000
-----------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                             2,800,000      2,814,000
9.50% Sr. Nts., 2/1/13                                                             2,400,000      2,694,000
-----------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15 4                                                    1,355,000      1,307,575
7.375% Sr. Sub. Nts., 7/15/13                                                      1,800,000      1,845,000
-----------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                2,500,000      2,565,975
8% Sr. Unsub. Nts., 3/1/32                                                         4,000,000      4,314,676
8.875% Sr. Nts., 3/15/10                                                           1,800,000      1,960,740
-----------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                               1,080,000      1,053,000
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                               4,900,000      5,132,750
-----------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                    3,000,000      3,360,000
-----------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                   10,750,000     11,600,218
-----------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                          2,400,000      2,520,000
9.625% Sr. Sub. Nts., 4/1/12                                                       1,396,000      1,539,090
-----------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts., Series B, 7/15/12      600,000        706,500
-----------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                               3,300,000      3,349,500
-----------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                5,700,000      5,977,875
7.875% Nts., 9/1/21                                                                  850,000        930,750
8.75% Unsec. Nts., 3/15/32                                                         2,300,000      2,742,750
-----------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                             800,000        816,000
                                                                                               ------------
                                                                                                 92,656,299


                      20 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
FINANCIALS--3.0%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                        $ 1,350,000   $    884,250
-----------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts., 6/15/14 4                3,933,000      4,503,285
-----------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                4,950,000      5,605,875
-----------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 1     3,450,000      2,190,750
                                                                                               ------------
                                                                                                 13,184,160

-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,3                            2,808,552      2,352,162
-----------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                             578,000        621,350
-----------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                      750,000        828,750
-----------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                          1,600,000      1,784,000
                                                                                               ------------
                                                                                                  5,586,262

-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 4                                  1,000,000        930,000
-----------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines Finance
Corp., 9.50% Sr. Nts., 2/15/15 4                                                     485,000        503,188
-----------------------------------------------------------------------------------------------------------
Crystal US Holdings, Inc., 0%/10.50% Sr. Disc. Nts., Series B, 10/1/14 4,7         3,100,000      2,185,500
-----------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12                                                                      1,200,000      1,278,000
-----------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Sub. Nts., 4/1/15 4                                     2,390,000      2,234,650
-----------------------------------------------------------------------------------------------------------
Universal City Florida:
7.493% Sr. Nts., 5/1/10 3,4                                                          775,000        806,000
8.375% Sr. Nts., 5/1/10 4                                                            650,000        666,250
                                                                                               ------------
                                                                                                  8,603,588

-----------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                                 1,000,000      1,194,769
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--1.3%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12        1,750,000      1,824,375
-----------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                             3,540,000      3,823,200
-----------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                            1,325,000      1,358,125
-----------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., 3/15/15 4                                                         3,120,000      2,995,200
9.50% Sr. Nts., 1/15/07                                                            4,300,000      4,558,000
-----------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                    2,096,000      2,200,800
10.50% Sr. Unsec. Nts., 6/15/09                                                    1,400,000      1,505,000
-----------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Nts., 4/1/15 4                               1,995,000      1,995,000
                                                                                               ------------
                                                                                                 20,259,700


                      21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--6.6%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 4                $ 2,970,000   $  2,791,800
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts., 10/3/10                    798,117        873,938
-----------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12                2,630,000      2,866,700
-----------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                  1,100,000      1,122,000
-----------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                     2,500,000      2,693,750
-----------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                1,700,000      1,751,000
                                                                                               ------------
                                                                                                  9,307,388

-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.6%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 4                                  3,000,000      3,082,500
-----------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                               2,000,000      2,000,000
-----------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14                           1,700,000      1,887,000
-----------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Sub. Nts., 12/15/12 4                    2,800,000      2,744,000
-----------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Nts., 1/15/15 1                             1,440,000      1,445,400
-----------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Nts., 3/15/13 4                                                         2,630,000      2,616,850
7.25% Sr. Sub. Nts., 3/15/15 4                                                     1,930,000      1,901,050
-----------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                       1,300,000      1,290,250
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                 2,200,000      2,417,250
-----------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                       2,800,000      2,943,500
-----------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                               1,100,000      1,204,500
-----------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                     8,900,000      8,936,009
6.375% Nts., 1/15/15                                                               6,950,000      6,933,612
7.875% Sr. Nts., 2/1/11                                                              800,000        869,522
8.75% Sr. Nts., 9/1/10                                                             1,600,000      1,807,336
-----------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                4,000,000      3,860,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                               1,246,000      1,283,380
-----------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A, 11/15/08         6,396,680      6,916,410
-----------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                    2,900,000      2,856,500
-----------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 4                               650,000        723,938
-----------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                              2,650,000      2,736,125
-----------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09             2,142,000      2,377,620
-----------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                          1,500,000      1,695,000
-----------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                        2,200,000      2,376,000
-----------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Sub. Nts., 2/1/15 4                               2,330,000      2,341,650


                      22 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                         $ 3,802,000   $  3,526,355
7.375% Nts., 2/1/13                                                                  146,000        138,335
9.875% Sr. Nts., 7/1/14                                                            3,250,000      3,396,250
-----------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                               3,400,000      3,451,000
7% Sr. Sub. Nts., 11/15/13                                                         2,300,000      2,271,250
-----------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 4                                                             1,700,000      1,802,000
10.75% Sr. Sub. Nts., 8/15/14 4                                                    1,300,000      1,436,500
-----------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                               5,000,000      5,437,500
                                                                                               ------------
                                                                                                 90,704,592

-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                 2,800,000      2,842,000
-----------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75% Sr. Sub. Nts., 2/1/15 4                                 970,000        979,700
                                                                                               ------------
                                                                                                  3,821,700

-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.0%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                     2,400,000      2,556,000
-----------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                          1,700,000      1,695,750
8.50% Sr. Unsec. Nts., 10/1/10                                                     1,100,000      1,204,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                  846,000        860,805
-----------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15                            1,367,000      1,319,155
-----------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                              1,700,000      1,878,500
-----------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                    2,600,000      2,681,250
-----------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                           1,784,000      1,926,720
11% Sr. Sub. Nts., 2/15/13                                                         1,493,000      1,679,625
-----------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                               950,000        940,500
                                                                                               ------------
                                                                                                 16,742,805

-----------------------------------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp., 9% Debs., 8/1/12                                                        1,700,000      1,292,000
-----------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 5,6                                6,825,000      3,037,125
-----------------------------------------------------------------------------------------------------------
Northwest Airlines Corp., 10% Sr. Unsec. Nts., 2/1/09                              1,700,000      1,071,000
                                                                                               ------------
                                                                                                  5,400,125

-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                           2,000,000      2,160,000
-----------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 4                   900,000        828,000


                      23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS Continued
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                               $ 1,789,000   $  1,976,845
-----------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                 2,000,000      1,940,000
-----------------------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec. Nts., 12/1/11                1,200,000      1,086,000
                                                                                               ------------
                                                                                                  7,990,845

-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 4                                                          1,920,000      1,833,600
7.375% Sr. Sec. Nts., Series B, 4/15/14                                            3,950,000      3,594,500
7.875% Sr. Nts., 4/15/13                                                             600,000        601,500
8.875% Sr. Nts., Series B, 4/1/08                                                  2,700,000      2,804,625
9.25% Sr. Sec. Debs., Series B, 9/1/12                                             4,700,000      5,052,500
-----------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,5,6              1,500,000             --
-----------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                        3,500,000      3,141,250
-----------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                          1,080,000      1,085,400
-----------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Nts., 3/15/13 4                                                          2,750,000      2,653,750
7.50% Sr. Nts., 5/1/11                                                             1,350,000      1,373,625
-----------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                        3,850,000      4,119,500
-----------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05 1                                                  2,400,000      2,421,000
-----------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                            1,800,000      1,966,500
                                                                                               ------------
                                                                                                 30,647,750

-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series C, 2/1/09         579,000        558,735
-----------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                         1,234,000      1,412,930
                                                                                               ------------
                                                                                                  1,971,665

-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                     2,150,000      2,144,625
-----------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                           1,100,000        995,500
-----------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                      2,000,000      2,210,000
-----------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28                          4,300,000      4,240,759
                                                                                               ------------
                                                                                                  9,590,884

-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                  900,000        751,500
-----------------------------------------------------------------------------------------------------------
MACHINERY--2.1%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                          5,600,000      5,894,000
-----------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25% Sr. Nts., 8/1/11 4                                   1,300,000      1,391,000
-----------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 4                                    1,600,000      1,576,000


                      24 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
MACHINERY Continued
Dresser-Rand Group, Inc., 7.375% Sr. Sub. Nts., 11/1/14 4                        $   800,000   $    804,000
-----------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                             600,000        621,000
10.50% Sr. Sub. Nts., 8/1/12                                                       2,174,000      2,478,360
-----------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                               3,600,000      3,942,000
-----------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                              2,800,000      2,835,000
-----------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                            1,900,000      2,056,750
-----------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                               2,500,000      2,562,500
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                3,400,000      3,723,000
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                       500,000        546,250
-----------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                  2,550,000      2,473,500
-----------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                      2,000,000      2,120,000
                                                                                               ------------
                                                                                                 33,023,360

-----------------------------------------------------------------------------------------------------------
MARINE--0.5%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                           4,600,000      5,278,500
-----------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,5,6                      3,500,000         19,600
-----------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 1,5,6   3,800,000      3,173,000
                                                                                               ------------
                                                                                                  8,471,100

-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                    2,800,000      2,870,000
-----------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                        1,100,000      1,023,000
7.50% Sr. Unsec. Nts., 11/1/13                                                     2,783,000      2,769,085
9.625% Sr. Nts., 12/1/12                                                           1,800,000      2,002,500
                                                                                               ------------
                                                                                                  8,664,585

-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                    4,200,000      3,864,000
-----------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12 4                                              1,700,000      1,819,000
-----------------------------------------------------------------------------------------------------------
Information Technology--3.3%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                             5,300,000      4,597,750
-----------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,5,6           3,315,000      1,740,375
                                                                                               ------------
                                                                                                  6,338,125

-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                              1,700,000      1,814,750


                      25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                    $ 6,450,000   $  6,159,750
-----------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                           4,000,000      4,260,000
-----------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 4                                  2,175,000      2,175,000
-----------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Sub. Nts., 3/1/13 4                                       2,500,000      2,356,250
-----------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/15/13                4,100,000      4,212,750
                                                                                               ------------
                                                                                                 19,163,750

-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,5,6 [EUR]                 3,386,201         43,895
-----------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,5,6                 1,521,315             --
-----------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,5,6 [EUR]                          3,250,000        179,051
                                                                                               ------------
                                                                                                    222,946

-----------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 4                          2,655,000      2,591,944
-----------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                           1,600,000      1,624,000
-----------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                       1,400,000      1,463,000
                                                                                               ------------
                                                                                                  5,678,944

-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12 4                     4,200,000      4,147,500
-----------------------------------------------------------------------------------------------------------
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13                       2,727,000      3,279,218
-----------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                        2,000,000      1,920,000
-----------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14                     2,800,000      2,940,000
-----------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 4                         6,900,000      6,900,000
-----------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 4                           439,000        451,073
                                                                                               ------------
                                                                                                 19,637,791

-----------------------------------------------------------------------------------------------------------
MATERIALS--13.6%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--4.5%
AEP Industries, Inc., 7.875% Sr. Nts., 3/15/13 4                                     645,000        650,964
-----------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                       2,000,000      1,340,000
-----------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                           5,250,000      5,735,625
-----------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                            1,800,000      2,070,000
-----------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                      146,000        162,060
10.625% Sr. Unsec. Nts., 5/1/11                                                    5,400,000      6,088,500
-----------------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.625% Sr. Unsec. Nts., 10/15/10                                                     95,000        111,625
12% Sr. Nts., 7/15/12 4                                                            1,325,000      1,556,875


                      26 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                             $ 5,085,000   $  5,313,825
10.125% Sr. Unsec. Sub. Nts., 7/1/09 1 [EUR]                                         246,000        334,035
-----------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                                6,400,000      6,944,000
-----------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                               24,000         24,480
10.875% Sr. Unsec. Nts., 8/1/13                                                      146,000        175,200
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                            115,000        132,250
-----------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 4                                    3,000,000      3,165,000
-----------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                              3,500,000      3,806,250
-----------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                1,800,000      1,935,000
-----------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 11/15/14 4,7                          1,300,000        806,000
-----------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                            146,000        156,950
9.50% Sr. Sec. Nts., 12/15/08                                                        700,000        752,500
9.625% Sr. Sec. Nts., Series A, 5/1/07                                             3,750,000      4,040,625
9.875% Sec. Nts., Series B, 5/1/07                                                 1,075,000      1,107,250
10.50% Sr. Sec. Nts., 6/1/13                                                       2,450,000      2,829,750
11.125% Sr. Sec. Nts., 7/15/12                                                     1,000,000      1,155,000
-----------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                      2,640,000      2,844,600
-----------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                    891,021        957,848
-----------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.59% Sr. Sec. Nts., 12/31/06 3                                  144,159        152,809
-----------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                                     3,250,000      3,493,750
10.625% Sr. Unsec. Nts., 5/15/10                                                   1,396,000      1,556,540
-----------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                         1,550,000      1,635,250
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                              1,200,000      1,302,000
-----------------------------------------------------------------------------------------------------------
Rhodia SA:
8% Sr. Nts., 6/1/10 [EUR]                                                          2,170,000      2,798,893
10.25% Sr. Unsec. Nts., 6/1/10                                                     1,700,000      1,861,500
-----------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 4                                                    1,000,000      1,005,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                950,000      1,059,250
-----------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09 1                              1,250,000      1,281,250
-----------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,8                          1,738,826      1,747,520
-----------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                     714,000        784,508
                                                                                               ------------
                                                                                                 72,874,482

-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 4,7                           1,845,000        991,688
-----------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                            2,700,000      3,071,250
                                                                                               ------------
                                                                                                  4,062,938


                      27 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.6%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                      $ 2,800,000   $  3,087,000
10.875% Sr. Sec. Nts., 3/1/13                                                      1,400,000      1,631,000
-----------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 4                                                           900,000        904,500
9.875% Sub. Nts., 10/15/14 4                                                       1,200,000      1,206,000
-----------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                            3,100,000      3,270,500
9.50% Sr. Sub. Nts., 8/15/13                                                       2,000,000      2,130,000
-----------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                 600,000        600,000
8.25% Sr. Unsec. Nts., 10/1/12                                                     2,600,000      2,684,500
-----------------------------------------------------------------------------------------------------------
Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09                                     1,500,000      1,620,000
-----------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                     2,800,000      3,024,000
-----------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                       2,700,000      2,841,750
8.25% Sr. Unsec. Nts., 5/15/13                                                     1,346,000      1,430,125
8.75% Sr. Sec. Nts., 11/15/12                                                      4,000,000      4,390,000
8.875% Sr. Sec. Nts., 2/15/09                                                      5,700,000      6,113,250
-----------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 7                            1,650,000      1,493,250
-----------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                         4,150,000      4,170,750
-----------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                            2,700,000      2,801,250
9.25% Sr. Unsec. Nts., 2/1/08                                                      3,000,000      3,210,000
9.75% Sr. Unsec. Nts., 2/1/11                                                      4,000,000      4,300,000
-----------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts., 7/15/14          2,300,000      2,288,500
-----------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                 4,400,000      4,510,000
                                                                                               ------------
                                                                                                 57,706,375

-----------------------------------------------------------------------------------------------------------
METALS & MINING--3.1%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                     4,546,000      4,398,255
7.875% Sr. Unsec. Nts., 2/15/09                                                    1,300,000      1,280,500
-----------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                   2,650,000      2,676,500
-----------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                        2,000,000      1,910,000
-----------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                               4,100,000      4,161,500
-----------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                              2,000,000      2,040,000
-----------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                              1,900,000      2,118,500
-----------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,5,6           433,000             --
-----------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                  850,000        949,875
-----------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                      3,830,000      4,500,250
-----------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                              2,500,000      2,712,500
-----------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 5,6         3,000,000      2,580,000


                      28 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
METALS & MINING Continued
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                           $ 2,550,000   $  2,856,000
-----------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                       1,600,000      1,616,000
-----------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                    850,000        913,750
-----------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 4                                           3,740,000      3,683,900
-----------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                    3,550,000      3,860,625
-----------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                    2,500,000      2,587,500
-----------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                      1,500,000      1,623,750
-----------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 1                                     1,000,000      1,075,000
-----------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                            1,430,000      1,590,875
10.75% Sr. Nts., 8/1/08                                                            1,299,000      1,500,345
                                                                                               ------------
                                                                                                 50,635,625

-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.1%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                     1,250,000      1,275,000
-----------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                    2,200,000      2,282,500
-----------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                1,000,000      1,055,000
-----------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
7.75% Sr. Unsec. Nts., 11/15/29                                                    3,000,000      3,285,000
8.125% Sr. Unsec. Nts., 5/15/11                                                    6,700,000      7,420,250
9.375% Sr. Unsec. Nts., 2/1/13                                                     4,100,000      4,602,250
-----------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,5,6                     3,300,000      1,600,500
-----------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 4,8 [EUR]                                  765,000        986,707
-----------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                1,190,000      1,130,500
-----------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                            1,500,000      1,462,500
-----------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts., 11/15/13 4                                  3,546,000      3,377,565
-----------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                            2,500,000      2,287,500
8.50% Sr. Unsec. Nts., 2/1/11                                                        146,000        139,065
-----------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1,8                          1,939,000      2,132,900
                                                                                               ------------
                                                                                                 33,037,237

-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.3%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.1%
American Tower Corp., 9.375% Sr. Nts., 2/1/09                                        541,000        570,755
-----------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
7% Sr. Nts., 2/15/15 4                                                             1,150,000      1,098,250
8.375% Sr. Sub. Nts., 1/15/14 4                                                      770,000        762,300
-----------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                               3,000,000      3,300,000
-----------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13                          3,250,000      3,583,125
-----------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 4                                  1,990,000      2,039,750
-----------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,5,6 [EUR]                                   2,000,000        103,704


                      29 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                     $ 3,850,000   $  3,224,375
-----------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 3                                                   3,883,000      3,960,660
7.688% Sr. Unsec. Nts., 5/1/09 3                                                   5,300,000      5,525,250
-----------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Disc. Nts., 11/1/14 4,7                     1,250,000        818,750
-----------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,5,6                           4,000,000        140,000
-----------------------------------------------------------------------------------------------------------
PSINet, Inc., 11% Sr. Nts., 8/1/09 1,5,6                                           1,877,142          1,173
-----------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                            3,171,000      3,052,088
-----------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.50% Sr. Nts., 2/15/11 4                1,100,000      1,080,750
-----------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 4                                                6,100,000      6,664,250
-----------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
14% Nts., 12/15/10 3,4                                                            14,500,000     16,856,250
14.50% Nts., 12/15/14 4                                                            5,200,000      6,305,000
-----------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,5,6                                     2,250,000             --
-----------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Nts., 2/15/14 4                      1,775,000      1,712,875
-----------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08           275,000        269,500
-----------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                    3,900,000      3,783,000
-----------------------------------------------------------------------------------------------------------
Valor Telecom Enterprise, 7.75% Sr. Nts., 2/15/15 4                                1,120,000      1,120,000
-----------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,5,6                       4,500,000             --
                                                                                               ------------
                                                                                                 65,971,805

-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.2%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                            2,650,000      2,759,313
11% Sr. Unsec. Nts., 7/31/10                                                         146,000        166,805
12.50% Sr. Unsec. Nts., 2/1/11                                                     2,000,000      2,270,000
-----------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                              470,000        434,750
-----------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                       4,600,000      4,692,000
-----------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 9                  4,900,000      3,699,500
-----------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05% Sr. Unsec. Nts., 11/15/11 3                                      8,500,000      9,700,625
-----------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,5,6                   4,749,000             --
-----------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                          4,850,000      5,383,500
-----------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                          5,500,000      5,898,750
-----------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11 4                     1,480,000      1,517,000
-----------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                              1,197,000        945,630
-----------------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.32% Sr. Sec. Nts., 1/15/12 3,4                                     710,000        727,750
-----------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
5.95% Sr. Unsec. Nts., 3/15/14                                                     4,000,000      4,000,000
7.375% Sr. Nts., 8/1/15                                                           16,620,000     17,637,975


                      30 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                          $ 2,150,000   $  2,295,125
12.50% Sr. Nts., 11/15/09                                                          3,008,000      3,323,840
-----------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                           3,800,000      3,705,000
7.50% Sec. Nts., 3/15/15                                                           2,450,000      2,541,875
8% Sr. Sub. Nts., 12/15/12                                                         2,050,000      2,116,625
-----------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                       2,100,000      2,152,500
9.75% Sr. Sub. Nts., 1/15/10                                                       1,996,000      1,836,320
9.875% Sr. Nts., 2/1/10                                                            2,800,000      2,828,000
-----------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Nts., 12/1/12 4                                3,150,000      3,276,000
-----------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 7                                                6,046,000      5,244,905
-----------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                    4,200,000      3,885,000
-----------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                   2,200,000      2,436,500
-----------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                       1,500,000      1,668,750
-----------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                             1,273,000      1,457,585
                                                                                               ------------
                                                                                                 98,601,623

-----------------------------------------------------------------------------------------------------------
UTILITIES--6.8%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.7%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2,4                                  3,200,000      3,504,000
-----------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                         1,350,000      1,363,500
-----------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09              1,100,391      1,182,920
-----------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                           4,200,000      4,095,000
8.41% Sr. Sec. Nts., 7/15/07 3,4                                                   1,674,500      1,440,070
-----------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                         2,600,000      2,845,762
-----------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                            1,146,000      1,186,110
7.75% Sr. Nts., 8/1/10                                                             1,300,000      1,361,750
9.875% Sr. Unsec. Nts., 10/15/07                                                   3,900,000      4,251,000
-----------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                 1,000,000      1,088,046
-----------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power:
5.608% Nts., 3/10/24 4                                                             1,790,000      1,774,542
6.125% Nts., 3/25/19 4                                                               980,000        974,772
-----------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                7,800,000      8,736,000
-----------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 5,6                  1,200,000      1,344,000
-----------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                                             3,000,000      3,060,000
-----------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                        1,400,000      1,477,000


                      31 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 4                                   $ 5,553,000  $   5,900,063
-----------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                       4,896,000      5,263,200
9.50% Sr. Sec. Nts., 7/15/13                                                       4,700,000      5,134,750
-----------------------------------------------------------------------------------------------------------
Southern California Edison Co., 8% Sr. Nts., 2/15/07                               1,621,000      1,726,804
-----------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                8,550,000      9,052,313
-----------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 4                                       6,250,000      6,296,875
-----------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Nts., 11/15/14 4                                                  2,125,000      2,019,900
                                                                                              -------------
                                                                                                 75,078,377

-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr. Unsec.
Nts., Series B, 5/20/11                                                            1,800,000      1,917,000
-----------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                       1,000,000      1,022,870
                                                                                              -------------
                                                                                                  2,939,870

-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19                                           3,277,375      3,670,660
9.20% Sr. Sec. Bonds, Series B, 11/30/29 1                                         1,500,000      1,702,500
-----------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                   6,750,000      4,826,250
-----------------------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                                                                1,100,000      1,131,282
6.375% Sr. Sec. Nts., 2/1/08                                                         800,000        835,912
-----------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                              1,800,000      1,606,500
8.75% Sr. Nts., 2/15/12                                                            3,946,000      3,798,025
10.125% Sr. Sec. Nts., 7/15/13 4                                                   6,950,000      7,610,250
-----------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
6/30/12                                                                            2,601,488      2,889,277
-----------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 4                                1,630,000      1,629,708
                                                                                              -------------
                                                                                                 29,700,364

-----------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B, 12/1/12          1,400,000      1,564,500
                                                                                              -------------
Total Corporate Bonds and Notes (Cost $1,370,751,123)                                         1,391,068,114

                                                                                      SHARES
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.0%
-----------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,6,8                           137,443             --
-----------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 1,6                     100,000      5,025,000
-----------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 4                           2,400        186,600
-----------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,6,8                      721             72


                      32 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                      VALUE
                                                                                      SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
-----------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,6         15,000   $    573,750
-----------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,6,8                                3,727             --
-----------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 6                                                13,033         12,512
-----------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,8                  557      3,788,217
-----------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                  160            608
-----------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,6,8                           2,363      2,108,978
-----------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                      26,250      4,022,813
                                                                                               ------------
Total Preferred Stocks (Cost $21,130,420)                                                        15,718,550

-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.2%
-----------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                            4,600        344,770
-----------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                     3,300        317,493
-----------------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                                         80,600      2,430,896
-----------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                               4,261        324,262
-----------------------------------------------------------------------------------------------------------
Apache Corp.                                                                           5,400        330,642
-----------------------------------------------------------------------------------------------------------
Apple Computer, Inc. 6                                                                 8,100        337,527
-----------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                          5,200        350,844
-----------------------------------------------------------------------------------------------------------
AutoNation, Inc. 6                                                                    17,100        323,874
-----------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                          3,384        338,062
-----------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                        9,974         41,292
-----------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                             6,594        330,162
-----------------------------------------------------------------------------------------------------------
Cablevision Systems New York Group, Cl. A 6                                           40,000      1,122,000
-----------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 6                                                    15,012             --
-----------------------------------------------------------------------------------------------------------
Centex Corp.                                                                           5,404        309,487
-----------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 6                                      34,200      1,608,768
-----------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                              227,891      4,999,929
-----------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                    5,600        326,536
-----------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                            4,300        340,861
-----------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                            3,800        339,340
-----------------------------------------------------------------------------------------------------------
CMS Energy Corp. 6                                                                    20,000        260,800
-----------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 6                                                                30,000      1,013,400
-----------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                         3,061        330,098
-----------------------------------------------------------------------------------------------------------
Conseco, Inc. 6                                                                       46,622        952,021
-----------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                            9,752        316,550
-----------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 6                                                   132,227        158,672
-----------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 1,6                                                      1,204      1,561,329
-----------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                          4,600        323,610


                      33 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                      SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                     7,118   $    339,885
-----------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                14,300        384,670
-----------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 6                                                 131,073        264,767
-----------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                      35,000      1,744,750
-----------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                    148         11,979
-----------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                             499         39,321
-----------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                         25,000        264,500
-----------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                        32,500      1,394,250
-----------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                    7,400        360,676
-----------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                          10,000        458,900
-----------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                                     40,000      1,135,600
-----------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                        27,200        308,176
-----------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                   9,693        284,877
-----------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,6,10                            1,665             --
-----------------------------------------------------------------------------------------------------------
Globix Corp. 6                                                                        45,871        169,723
-----------------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                                                   10,000        298,600
-----------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,6                                                     66,667             --
-----------------------------------------------------------------------------------------------------------
Humana, Inc. 6                                                                         9,900        316,206
-----------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 6                                              79,703        267,802
-----------------------------------------------------------------------------------------------------------
iPCS, Inc. 6                                                                          22,797        754,581
-----------------------------------------------------------------------------------------------------------
KB Home                                                                                2,800        328,888
-----------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 6                                                   13,600        354,280
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                         3,700        348,392
-----------------------------------------------------------------------------------------------------------
Loews Corp.                                                                            4,600        338,284
-----------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                               12,800        321,792
-----------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 6                                                      79,721      2,714,500
-----------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                              6,325        255,467
-----------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                     7,100        333,132
-----------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                             20,367        507,546
-----------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                          8,300        324,530
-----------------------------------------------------------------------------------------------------------
National City Corp.                                                                    9,500        318,250
-----------------------------------------------------------------------------------------------------------
NCR Corp. 6                                                                            8,900        300,286
-----------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                 9,200        340,860
-----------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                  15,000        644,250
-----------------------------------------------------------------------------------------------------------
Novell, Inc. 6                                                                        64,300        383,228
-----------------------------------------------------------------------------------------------------------
NTL, Inc. 6                                                                           92,374      5,881,453
-----------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                            5,600        322,336
-----------------------------------------------------------------------------------------------------------
NVIDIA Corp. 6                                                                        12,300        292,248
-----------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                             4,653        331,154


                      34 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                      VALUE
                                                                                      SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                       10,500   $    351,750
-----------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 6                                                              10,765        104,205
-----------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                                                12,500        500,000
-----------------------------------------------------------------------------------------------------------
PG&E Corp. 6                                                                           9,600        327,360
-----------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                     3,300        335,709
-----------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 6                                                                  27,620        626,974
-----------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 6                                                          16,250        389,188
-----------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,6,11                                                                323,326          1,940
-----------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,6                                                            288,828             --
-----------------------------------------------------------------------------------------------------------
Providian Financial Corp. 6                                                           19,400        332,904
-----------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                      4,500        331,335
-----------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                              5,700        322,848
-----------------------------------------------------------------------------------------------------------
Sempra Energy                                                                          8,500        338,640
-----------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                    8,364        307,210
-----------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,6                                                           5,983        248,295
-----------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 6                                                              50,000        202,000
-----------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                           3,300        341,616
-----------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                       10,600        353,510
-----------------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                                                    50,000        978,000
-----------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 6                                                              162,064      2,883,119
-----------------------------------------------------------------------------------------------------------
Telus Corp.                                                                            2,159         66,519
-----------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,6                                                              50,000        275,000
-----------------------------------------------------------------------------------------------------------
TXU Corp.                                                                              4,400        350,372
-----------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                              5,700        289,845
-----------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 6                                                       522,062      4,938,707
-----------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                           5,700        351,633
-----------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                                     48,700      1,419,605
-----------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                    4,700        344,369
-----------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,6                                                     14,411          9,727
-----------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                20,000        577,000
-----------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 6                                                      395,470      2,370,531
-----------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                               16,600        537,010
-----------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                             70,000      1,316,700
-----------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,6                                                                    8,794            176
-----------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                 4,500        325,665
-----------------------------------------------------------------------------------------------------------
XO Communications, Inc. 6                                                             11,249         27,898
-----------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                      50,133      1,646,379
                                                                                               ------------
Total Common Stocks (Cost $62,113,249)                                                           66,997,103


                      35 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                       UNITS     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.4%
-----------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 4,6                                             4,900   $  1,100,050
-----------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,6                                                2,000              1
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc. Litigation Wts., Exp. 12/31/50 6                                      58,176        101,226
-----------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,6                                                  3,300             --
-----------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,6                                       2,320             --
-----------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,6                                 3,450             --
-----------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,6                                               6,000             --
-----------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,6                                      725              7
-----------------------------------------------------------------------------------------------------------
Huntsman Co. LLC Wts., Exp. 5/15/11 1,6                                                2,800      1,469,300
-----------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,6                                       17,655             --
-----------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts., Exp. 5/16/06 1,6                         20,020            160
-----------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,6                                                   3,390             --
-----------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,6                                                      3,600             --
-----------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,6                               1,390             --
-----------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,6                               2,565             --
-----------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 6                                                  28,880            520
-----------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,6                                                    5,000             --
-----------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 6                                           100,000         18,000
-----------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,6                                                3,500             35
-----------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 1,6                                           15,200             --
-----------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,6                                       9,711         62,187
-----------------------------------------------------------------------------------------------------------
Transocean, Inc. Wts., Exp. 5/1/09 4,6                                                 7,000      4,116,875
-----------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 6                                   22,501          8,550
-----------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 6                                   16,876          3,881
-----------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 6                                   16,876          2,995
                                                                                               ------------
Total Rights, Warrants and Certificates (Cost $1,068,751)                                         6,883,787

                                                                                   PRINCIPAL
                                                                                      AMOUNT
-----------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--2.7%
-----------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), High Yield Index Linked Nts., 0%, 5/8/05 9        $14,000,000     14,194,600
-----------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 4,12                                                  13,550,000     13,245,125
Series 3-2, 6.375%, 12/29/09 4,12                                                 13,000,000     12,821,250
Series 3-4, 10.50%, 12/29/09 4,12                                                  4,000,000      3,815,000
                                                                                               ------------
Total Structured Notes (Cost $45,106,860)                                                        44,075,975


                      36 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                   PRINCIPAL            VALUE
                                                                                      AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
-------------------------------------------------------------------------------------------------------------
Undivided interest of 3.93% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $32,915,514 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%,
5/1/19--3/1/34, with a value of $857,182,684 (Cost $32,913,000)                  $32,913,000   $   32,913,000

-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,547,464,464)                                       97.8%   1,570,610,376
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                          2.2       35,522,322
                                                                                 ----------------------------
NET ASSETS                                                                             100.0%  $1,606,132,698
                                                                                 ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR     Euro
GBP     British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $63,685,309, which represents 3.97% of the Fund's net assets, of which $1,940 is considered restricted. See
Note 8 of Notes to Financial Statements.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $547,500. See Note 6 of Notes to Financial Statements.

3. Represents the current interest rate for a variable or increasing rate security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $288,415,846 or 17.96% of the Fund's net assets as of March 31, 2005.

5. Issue is in default. See Note 1 of Notes to Financial Statements.

6. Non-income producing security.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Interest or dividend is paid-in-kind.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. Received as the result of issuer reorganization.

11. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2005 amounts to $1,940. Transactions during the period in which the issuer was an affiliate are as follows:

                              SHARES           GROSS            GROSS              SHARES
                  SEPTEMBER 30, 2004       ADDITIONS       REDUCTIONS      MARCH 31, 2005
-----------------------------------------------------------------------------------------
Prandium, Inc.               323,326              --               --             323,326

                                                           UNREALIZED            DIVIDEND
                                                         DEPRECIATION              INCOME
-----------------------------------------------------------------------------------------
Prandium, Inc.                                             $3,801,360                 $--

12. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      37 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2005
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,543,661,164)                                                   $1,570,608,436
Affiliated companies (cost $3,803,300)                                                                  1,940
                                                                                               ---------------
                                                                                                1,570,610,376
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                4,267,459
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                         30,974,176
Investments sold                                                                                   14,495,170
Shares of beneficial interest sold                                                                    930,161
Other                                                                                                  33,938
                                                                                               ---------------
Total assets                                                                                    1,621,311,280

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                               6,820,426
Shares of beneficial interest redeemed                                                              4,478,436
Dividends                                                                                           2,279,304
Distribution and service plan fees                                                                  1,031,561
Transfer and shareholder servicing agent fees                                                         276,514
Shareholder communications                                                                            211,367
Trustees' compensation                                                                                 35,708
Futures margins                                                                                        18,225
Other                                                                                                  27,041
                                                                                               ---------------
Total liabilities                                                                                  15,178,582


--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $1,606,132,698
                                                                                               ===============

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $      170,252
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                      2,036,303,991
--------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                    (2,503,948)
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                   (450,609,756)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                      22,772,159
                                                                                               ---------------
NET ASSETS                                                                                     $1,606,132,698
                                                                                               ===============


                      38 | OPPENHEIMER CHAMPION INCOME FUND

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$976,761,240 and 103,494,770 shares of beneficial interest outstanding)                           $  9.44
Maximum offering price per share (net asset value plus sales charge of 4.75% of
offering price)                                                                                   $  9.91
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $363,801,280
and 38,592,320 shares of beneficial interest outstanding)                                         $  9.43
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $235,198,904
and 24,948,464 shares of beneficial interest outstanding)                                         $  9.43
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $30,371,274
and 3,216,851 shares of beneficial interest outstanding)                                          $  9.44

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      39 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2005
----------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------
Interest                                                      $  61,759,456
----------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $241)                647,713
----------------------------------------------------------------------------
Portfolio lending fees                                                   24
                                                              --------------
Total investment income                                          62,407,193

----------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------
Management fees                                                   5,114,039
----------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                           1,258,560
Class B                                                           1,992,174
Class C                                                           1,233,348
Class N                                                              74,379
----------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                           1,027,823
Class B                                                             367,056
Class C                                                             230,989
Class N                                                              62,675
----------------------------------------------------------------------------
Shareholder communications:
Class A                                                              93,365
Class B                                                              50,289
Class C                                                              25,892
Class N                                                               2,203
----------------------------------------------------------------------------
Custodian fees and expenses                                          19,674
----------------------------------------------------------------------------
Trustees' compensation                                               18,979
----------------------------------------------------------------------------
Other                                                                40,416
                                                              --------------
Total expenses                                                   11,611,861
Less reduction to custodian expenses                                (19,674)
Less waivers and reimbursements of expenses                         (10,417)
                                                              --------------
Net expenses                                                     11,581,770

----------------------------------------------------------------------------
NET INVESTMENT INCOME                                            50,825,423


                      40 | OPPENHEIMER CHAMPION INCOME FUND

----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                   $  18,774,064
Closing of futures contracts                                        146,269
Foreign currency transactions                                       626,306
Swap contracts                                                     (723,733)
                                                              --------------
Net realized gain                                                18,822,906
----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                     (27,787,371)
Translation of assets and liabilities denominated in
foreign currencies                                                  130,373
Futures contracts                                                  (378,708)
Swap contracts                                                     (945,697)
                                                              --------------
Net change in unrealized appreciation (depreciation)            (28,981,403)

----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  40,666,926
                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      41 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS              YEAR
                                                                    ENDED             ENDED
                                                           MARCH 31, 2005     SEPTEMBER 30,
                                                              (UNAUDITED)              2004
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income                                      $   50,825,423    $  117,710,962
--------------------------------------------------------------------------------------------
Net realized gain (loss)                                       18,822,906       (20,716,275)
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)          (28,981,403)       80,330,823
                                                           ---------------------------------
Net increase in net assets resulting from operations           40,666,926       177,325,510

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                       (32,170,806)      (69,423,492)
Class B                                                       (10,994,226)      (30,473,943)
Class C                                                        (6,827,979)      (16,348,126)
Class N                                                          (875,334)       (1,510,734)

--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                       (20,219,291)       93,691,660
Class B                                                       (59,607,716)      (71,643,962)
Class C                                                        (9,589,597)       (2,512,035)
Class N                                                         1,621,867        14,801,692

--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Total increase (decrease)                                     (97,996,156)       93,906,570
--------------------------------------------------------------------------------------------
Beginning of period                                         1,704,128,854     1,610,222,284
                                                           ---------------------------------
End of period (including accumulated net investment loss
of $2,503,948 and $2,461,026, respectively)                $1,606,132,698    $1,704,128,854
                                                           =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      42 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                        MARCH 31, 2005                                                                  SEPT. 30,
CLASS A                                    (UNAUDITED)           2004            2003            2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.50     $     9.17      $     8.05     $      9.00    $    11.00    $    11.84
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .30 1          .69             .78             .77          1.03          1.15
Net realized and unrealized gain (loss)           (.06)           .33            1.12            (.95)        (1.97)         (.76)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                   .24           1.02            1.90            (.18)         (.94)          .39
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.30)          (.69)           (.78)           (.77)        (1.06)        (1.15)
Distributions from net realized gain                --             --              --              --            --          (.08)
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.30)          (.69)           (.78)           (.77)        (1.06)        (1.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.44     $     9.50      $     9.17     $      8.05    $     9.00    $    11.00
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                2.52%         11.40%          24.62%          (2.49)%       (9.19)%        3.42%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  976,761     $1,003,748      $  876,600     $   659,017    $  670,207    $  672,817
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $1,029,719     $  953,063      $  783,469     $   718,443    $  696,332    $  681,335
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             6.26%          7.28%           8.98%           8.57%        10.14%        10.02%
Total expenses                                    1.07% 4        1.07% 4,5       1.08 4          1.14% 4       1.07% 4       1.05% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             33%            58%             68%             62%           47%           34%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      43 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                        MARCH 31, 2005                                                                  SEPT. 30,
CLASS B                                    (UNAUDITED)           2004            2003            2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.49     $     9.16      $     8.04     $      8.99    $    10.98    $    11.83
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .26 1          .61             .71             .70           .96          1.06
Net realized and unrealized gain (loss)           (.05)           .34            1.12            (.95)        (1.97)         (.77)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                   .21            .95            1.83            (.25)        (1.01)          .29
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.27)          (.62)           (.71)           (.70)         (.98)        (1.06)
Distributions from net realized gain                --             --              --              --            --          (.08)
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.27)          (.62)           (.71)           (.70)         (.98)        (1.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.43     $     9.49      $     9.16     $      8.04    $     8.99    $    10.98
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                2.14%         10.58%          23.71%          (3.23)%       (9.81)%        2.54%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  363,801     $  425,072      $  479,887     $   432,009    $  515,270    $  534,309
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  400,086     $  463,835      $  449,354     $   508,625    $  540,165    $  534,106
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             5.51%          6.57%           8.27%           7.85%         9.40%         9.25%
Total expenses                                    1.82% 4        1.81% 4,5       1.84% 4         1.89% 4       1.82% 4       1.80% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             33%            58%             68%             62%           47%           34%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      44 | OPPENHEIMER CHAMPION INCOME FUND

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                        MARCH 31, 2005                                                                  SEPT. 30,
CLASS C                                    (UNAUDITED)           2004            2003            2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.49     $     9.16      $     8.04     $      8.99    $    10.98    $    11.83
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .27 1          .62             .71             .70           .96          1.06
Net realized and unrealized gain (loss)           (.06)           .33            1.12            (.95)        (1.97)         (.77)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                   .21            .95            1.83            (.25)        (1.01)          .29
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.27)          (.62)           (.71)           (.70)          (.98)       (1.06)
Distributions from net realized gain                --             --              --              --            --          (.08)
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.27)          (.62)           (.71)           (.70)         (.98)        (1.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.43     $     9.49      $     9.16     $      8.04    $     8.99    $    10.98
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                2.14%         10.59%          23.71%          (3.23)%       (9.82)%        2.52%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  235,199     $  246,301      $  240,077     $   180,131    $  192,898    $  211,809
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  247,980     $  249,356      $  208,876     $   200,233    $  208,439    $  230,954
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             5.52%          6.55%           8.23%           7.83%         9.40%         9.23%
Total expenses                                    1.81% 4        1.82% 4,5       1.84% 4         1.89% 4       1.82% 4       1.80% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             33%            58%             68%             62%           47%           34%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      45 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                        YEAR
                                                         ENDED                                                       ENDED
                                                MARCH 31, 2005                                                   SEPT. 30,
CLASS N                                            (UNAUDITED)           2004           2003           2002         2001 1
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $      9.51       $   9.17       $   8.05       $   9.00       $  10.75
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .28 2          .67            .75            .73            .57
Net realized and unrealized gain (loss)                   (.07)           .32           1.11           (.93)         (1.75)
                                                   -------------------------------------------------------------------------
Total from investment operations                           .21            .99           1.86           (.20)         (1.18)
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.28)          (.65)          (.74)          (.75)          (.57)
Distributions from net realized gain                        --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.28)          (.65)          (.74)          (.75)          (.57)
                                                   -------------------------------------------------------------------------
Net asset value, end of period                     $      9.44       $   9.51       $   9.17       $   8.05       $   9.00
                                                   =========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        2.21%         11.07%         24.10%         (2.71)%       (11.29)%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $    30,371       $ 29,008       $ 13,658       $  6,126       $  1,017
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $    29,944       $ 22,249       $  9,534       $  3,398       $    330
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     5.86%          6.78%          8.47%          8.04%          9.72%
Total expenses                                            1.55%          1.54%          1.71%          1.36%          1.07%
Expenses after payments and waivers and
reduction to custodian expenses                           1.48%          1.48%          1.50%           N/A 5          N/A 5
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     33%            58%            68%            62%            47%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      46 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before


                      47 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2005, the market value of these securities comprised 2.7% of the Fund's net assets and resulted in unrealized cumulative losses of $1,030,885.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2005, securities with an aggregate market value of $24,819,623, representing 1.55% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                      48 | OPPENHEIMER CHAMPION INCOME FUND

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $441,427,790 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2005, it is estimated that the Fund will utilize $18,822,906 of capital loss carryforward to offset realized capital gains. During the year ended September 30, 2004, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.


                      49 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of September 30, 2004, the Fund had available for federal income tax purposes post-October losses of $16,514,102 and unused capital loss carryforwards as follows:

                       EXPIRING
                       -----------------------------
                       2008            $  19,623,850
                       2009               30,381,616
                       2010               94,306,197
                       2011              235,839,091
                       2012               63,585,840
                                       -------------
                       Total           $ 443,736,594
                                       =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances


                      50 | OPPENHEIMER CHAMPION INCOME FUND
maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     SIX MONTHS ENDED MARCH 31, 2005        YEAR ENDED SEPTEMBER 30, 2004
                                         SHARES              AMOUNT            SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A
Sold                                 13,448,212      $  129,815,232        41,567,263      $  391,849,534
Dividends and/or
distributions reinvested              2,576,754          24,826,955         5,595,690          52,821,467
Redeemed                            (18,140,643)       (174,861,478) 1    (37,188,670)       (350,979,341)
                                    ----------------------------------------------------------------------
Net increase (decrease)              (2,115,677)     $  (20,219,291)        9,974,283      $   93,691,660
                                    ======================================================================

----------------------------------------------------------------------------------------------------------
CLASS B
Sold                                  1,692,025      $   16,306,295         7,616,034      $   71,826,969
Dividends and/or
distributions reinvested                776,634           7,475,242         2,169,505          20,455,811
Redeemed                             (8,653,452)        (83,389,253) 1    (17,425,884)       (163,926,742)
                                    ----------------------------------------------------------------------
Net decrease                         (6,184,793)     $  (59,607,716)       (7,640,345)       $(71,643,962)
                                    ======================================================================

----------------------------------------------------------------------------------------------------------
CLASS C
Sold                                  1,978,356      $   19,066,582         6,217,532      $   58,612,089
Dividends and/or
distributions reinvested                485,122           4,669,047         1,158,067          10,919,757
Redeemed                             (3,459,134)        (33,325,226) 1     (7,653,337)        (72,043,881)
                                    ----------------------------------------------------------------------
Net decrease                           (995,656)     $   (9,589,597)         (277,738)     $   (2,512,035)
                                    ======================================================================

----------------------------------------------------------------------------------------------------------
CLASS N
Sold                                    639,094      $    6,167,374         1,860,624      $   17,609,798
Dividends and/or
distributions reinvested                 87,527             843,337           154,682           1,460,212
Redeemed                               (560,763)         (5,388,844) 1       (453,873)         (4,268,318)
                                    ----------------------------------------------------------------------
Net increase                            165,858      $    1,621,867         1,561,433      $   14,801,692
                                    ======================================================================

1. Net of redemption fees of $25,880, $10,055, $6,232 and $753 for Class A, Class B, Class C and Class N, respectively.


                      51 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2005, were $508,189,249 and $494,830,021, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, and 0.55% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2005, the Fund paid $1,691,541 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior


                      52 | OPPENHEIMER CHAMPION INCOME FUND
to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2005 for Class B, Class C and Class N shares were $21,079,990, $7,749,853 and $384,842, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A           CLASS B          CLASS C           CLASS N
                           CLASS A       CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                         FRONT-END         DEFERRED          DEFERRED         DEFERRED          DEFERRED
                     SALES CHARGES    SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS             RETAINED BY      RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                  DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
March 31, 2005           $ 258,299         $ 18,498         $ 482,133         $ 14,907           $ 6,698

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2005, OFS waived $10,417 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of March 31, 2005, the Fund had no outstanding foreign currency contracts.


                      53 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                                    UNREALIZED
                                        EXPIRATION         NUMBER OF       VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                         DATES         CONTRACTS        MARCH 31, 2005      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index                6/16/05                60         $  17,758,500         $  (457,725)
                                                                                                   ------------
CONTRACTS TO SELL
Standard & Poor's 500 Index                6/16/05                12             3,551,700              86,805
                                                                                                   ------------
                                                                                                   $  (370,920)
                                                                                                   ============


                      54 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
7. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

      As of March 31, 2005, the Fund had no outstanding interest rate swap agreements.

--------------------------------------------------------------------------------
8. ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                   ACQUISITION                      VALUATION AS OF       UNREALIZED
SECURITY                                 DATES              COST     MARCH 31, 2005     DEPRECIATION
----------------------------------------------------------------------------------------------------
Geotek Communications Inc.,
Series B, Escrow Shares                 1/4/01      $      6,660       $         --     $      6,660
Prandium, Inc.                         7/18/02         3,803,300              1,940        3,801,360

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities


                      55 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. SECURITIES LENDING Continued

loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had no securities on loan.

--------------------------------------------------------------------------------
10. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      56 | OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      57 | OPPENHEIMER CHAMPION INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dimitrios Kourkoulakos and the Manager's high yield team and analysts. Mr. Kourkoulakos is the Fund's portfolio manager and has been the person primarily responsible for the day-to-day management of the Fund's portfolio since June 2002. Mr. Kourkoulakos has been a Vice President of the Manager since December 2001 and was a High Yield Analyst from 1998 to 2001 and a Securities Analyst from 1995 to 1998 with the Manager. He is also a portfolio manager and an officer of other portfolios in the


                      58 | OPPENHEIMER CHAMPION INCOME FUND

OppenheimerFunds complex and has had over 10 years of experience managing fixed income investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other high yield funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's ten-year performance was slightly better than its peer group average. However, its one-, three- and five-year performance was slightly below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other fixed-income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are slightly lower than its peer group. However, the Fund's actual total expenses are slightly higher than its peer group. In addition, the Board evaluated the comparability of the fees charged and services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund has recently experienced modest asset growth. Based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by both experienced counsel to the Fund and


                      59 | OPPENHEIMER CHAMPION INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

experienced counsel to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                     60 | OPPENHEIMER CHAMPION INCOME FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable.

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so in the coming months. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005